INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 472,086	$ 74,081	¥ 252,883	¥ 527,747
Weighted average number of ordinary shares outstanding – basic and diluted | shares	216,100,000	216,100,000	216,100,000	210,409,863
Basic and diluted net income per share | ¥ / shares	¥ 2.18		¥ 1.17	¥ 2.51